Share-Based Payments - Summary of Details of Free Shares (Parenthetical) (Detail) - shares	1 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2018
Viaskin Peanut [Member] | Top of range [member] | Free Share [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Acquisition of shares on achievement of performance criteria		Half of the shares
Vesting period (years)		2 years
Viaskin Peanut [member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Age of patients evaluated		4 years
Viaskin Peanut [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Age of patients evaluated		11 years
Viaskin Milk [member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Age of patients evaluated	2 years
Viaskin Milk [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Age of patients evaluated	17 years
Date of Grant 07/25/2013 & 09/12/2013 [Member] | Free Share [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Acquisition of free shares upon achievement of performance criteria, description		The acquisition of free shares is contingent for the Key Managers, including Dr. Benhamou, upon the achievement of the three performance criteria
Date of Grant 07/25/2013 & 09/12/2013 [Member] | Inclusion Of 100th Patient In VIPES Phase II Study [member] | Free Share [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Acquisition of shares on achievement of performance criteria		One-third of the shares
Vesting period (years)		2 years
Date of Grant 07/25/2013 & 09/12/2013 [Member] | Adoption Of 2013 Free Share Allocation Plan [member] | Free Share [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Acquisition of shares on achievement of performance criteria		One-third of the shares
Vesting period (years)		2 years
Number of consecutive days		5
Date of Grant 07/25/2013 & 09/12/2013 [Member] | Adoption Of 2013 Free Share Allocation Plan [member] | Bottom of range [member] | Free Share [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage increase in share price		50.00%
Date of Grant 07/25/2013 & 09/12/2013 [Member] | On achievement of phase three Pepites trial for Viaskin Peanut [Member] | Free Share [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Acquisition of shares on achievement of performance criteria		One-third of the shares
Vesting period (years)		2 years
Date of Grant 6/3/2014 [member] | Free Share [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Acquisition of free shares upon achievement of performance criteria, description		The acquisition of free shares is contingent for the Key Managers, including Dr. Benhamou, upon the achievement of the two performance criteria
Date of Grant 6/3/2014 [member] | Viaskin Peanut [Member] | Free Share [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Acquisition of shares on achievement of performance criteria		Half of the shares
Vesting period (years)		2 years
Date of Grant 9/30/2015 and 12/15/2015 [member] | Free Share [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Acquisition of free shares upon achievement of performance criteria, description		The acquisition of free shares is contingent for all the employees, including Dr. Benhamou, upon the achievement of the three performance criteria
Date of Grant 9/30/2015 and 12/15/2015 [member] | Phase I I I Pepites Trial For Viaskin Peanut [member] | Free Share [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Acquisition of shares on achievement of performance criteria		One third of the shares
Vesting period (years)		2 years
Date of Grant 9/30/2015 and 12/15/2015 [member] | Viaskin Peanut [member] | Bottom of range [member] | Free Share [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Age of patients evaluated		4 years
Date of Grant 9/30/2015 and 12/15/2015 [member] | Viaskin Peanut [member] | Top of range [member] | Free Share [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Age of patients evaluated		11 years
Date of Grant 9/30/2015 and 12/15/2015 [member] | Phase II Miles Trial For Viaskin Milk [member] | Free Share [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Acquisition of shares on achievement of performance criteria		One third of the shares
Vesting period (years)		2 years
Date of Grant 9/30/2015 and 12/15/2015 [member] | Viaskin Platform [member] | Free Share [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Acquisition of shares on achievement of performance criteria		One third of the shares
Vesting period (years)		2 years
Grant date twelve and thirteen [member] | Free Share [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Acquisition of free shares upon achievement of performance criteria, description		The acquisition of free shares is contingent for key and new employees upon the achievement of the two performance criteria
Grant date twelve and thirteen [member] | Viaskin Peanut [member] | Free Share [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Acquisition of shares on achievement of performance criteria		Half
Vesting period (years)		2 years
Grant date twelve and thirteen [member] | Viaskin Peanut [member] | Bottom of range [member] | Free Share [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Age of patients evaluated		4 years
Grant date twelve and thirteen [member] | Viaskin Peanut [member] | Top of range [member] | Free Share [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Age of patients evaluated		11 years
Grant date twelve and thirteen [member] | Viaskin Milk [member] | Free Share [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Acquisition of shares on achievement of performance criteria		Half
Vesting period (years)		2 years
Grant Date Fourteen And Fifteen [member] | Free Share [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Acquisition of free shares upon achievement of performance criteria, description		The acquisition of free shares is contingent for key and new employees upon the achievement of the two performance criteria
Grant Date Fourteen And Fifteen [member] | Viaskin Peanut [member] | Free Share [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)		2 years
Acquisition of shares on achievement of performance criteria		0
Grant Date Fourteen And Fifteen [member] | Viaskin Milk [member] | Free Share [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)		2 years
Acquisition of shares on achievement of performance criteria		0
Grant Date One And Two [member] | Free Share [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Acquisition of free shares upon achievement of performance criteria, description		The acquisition of free shares is contingent for certain individuals (the "Key Managers"), including Dr. Benhamou, upon the achievement of the three performance criteria
Grant Date One And Two [member] | Inclusion Of 100th Patient In VIPES Phase II Study [member] | Free Share [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Acquisition of shares on achievement of performance criteria		One-third of the shares
Vesting period (years)		2 years
Grant Date One And Two [member] | Achievement Of Principal Evaluation Criterion In VIPES Phase II Study [Member] | Free Share [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Acquisition of shares on achievement of performance criteria		One-third of the shares
Vesting period (years)		2 years
Grant Date One And Two [member] | Inclusion Of First Patient In Viaskin Milk Phase II Study [member] | Free Share [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Acquisition of shares on achievement of performance criteria		One-third of the shares
Vesting period (years)		2 years
Grant date eight, nine, ten and eleven [member] | Free Share [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Acquisition of shares on achievement of performance criteria		One third
Vesting period (years)		2 years
Acquisition of free shares upon achievement of performance criteria, description		The acquisition of free shares is contingent for all the employees, including Dr. Benhamou, upon the achievement of the three performance criteria